DEBT - Schedule of contractual maturities of the group's long-term debt (Details) ¥ in Millions	Dec. 31, 2020 CNY (¥)
Contractual maturities
2021	¥ 1,142
2022	6,985
2023	396
2024	3,505
2025	51
Thereafter	54
Total	¥ 12,133